Ordinary shares - Narrative (Detail)		3 Months Ended
	Mar. 12, 2017 shares	Mar. 31, 2017 € / shares shares	Dec. 31, 2016 € / shares shares	Dec. 31, 2016 $ / shares shares	Dec. 09, 2016 € / shares shares
Class of Stock [Line Items]
Ordinary shares, outstanding (in shares)		103,464,186	50,481,822	50,481,822
Ordinary shares, par value | € / shares		€ 0.10	€ 0.10
Ordinary shares, issued (in shares)		103,464,186	50,481,822	50,481,822
Ordinary Shares
Class of Stock [Line Items]
Common stock issued as part of recapitalization and reverse acquisition transaction (in shares)	52,982,364	52,982,364
Porto Holdco B.V.
Class of Stock [Line Items]
Ordinary shares, outstanding (in shares)			100	100
Ordinary shares, par value | (per share)				$ 0.11	€ 0.10
Ordinary shares, issued (in shares)			100	100	100